Average Annual Total Returns		6 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Emerging Markets 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.60%	11.47%
Performance Inception Date	Jun. 28, 2024
Innovator Emerging Markets 10 Buffer ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.60%	11.47%
Innovator Emerging Markets 10 Buffer ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.36%	6.79%
MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.15%	33.57%
MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.55%	30.58%